Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 16,822,180
Due after one year through five years, amortized cost		5,582,146
Due after five years through ten years,amortized cost		2,787,606
Due after ten years, amortized cost		1,370,482
Total		26,562,414
Due after one year through five years, amortized cost		479,947
Due after ten years, amortized cost		310,031
Amortized cost, held-to-maturity securities	[1],[2]	789,978	¥ 862,031
Due in one year or less, fair value		16,824,447
Due after one year through five years, fair value		5,576,112
Due after five years through ten years, fair value		2,763,293
Due after ten years, fair value		1,382,948
Total		26,546,800
Due after one year through five years, fair value		491,452
Due after ten years, fair value		320,697
Total		812,149	875,330
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		14,588,119
Due after one year through five years, amortized cost		3,630,141
Due after five years through ten years,amortized cost		1,550,745
Due after ten years, amortized cost		195,548
Total		19,964,553
Due after one year through five years, amortized cost		479,947
Amortized cost, held-to-maturity securities	[1],[2]	479,947	479,936
Due in one year or less, fair value		14,586,652
Due after one year through five years, fair value		3,619,928
Due after five years through ten years, fair value		1,522,868
Due after ten years, fair value		190,915
Total		19,920,363
Due after one year through five years, fair value		491,452
Total		491,452	493,293
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		30,537
Due after one year through five years, amortized cost		209,317
Due after five years through ten years,amortized cost		149,994
Due after ten years, amortized cost		17,025
Total		406,873
Due in one year or less, fair value		30,553
Due after one year through five years, fair value		209,557
Due after five years through ten years, fair value		149,982
Due after ten years, fair value		17,092
Total		407,184
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		625,398
Total		625,398
Due in one year or less, fair value		626,784
Total		626,784
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,024,723
Due after one year through five years, amortized cost		326,539
Due after five years through ten years,amortized cost		1,058
Due after ten years, amortized cost		1,056
Total		1,353,376
Due in one year or less, fair value		1,025,928
Due after one year through five years, fair value		328,280
Due after five years through ten years, fair value		1,058
Due after ten years, fair value		1,056
Total		1,356,322
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		509,808
Total		509,808
Due after ten years, amortized cost		310,031
Amortized cost, held-to-maturity securities	[3]	310,031	382,095
Due after ten years, fair value		520,025
Total		520,025
Due after ten years, fair value		320,697
Total	[3]	320,697	¥ 382,037
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		78,883
Total		78,883
Due after ten years, fair value		79,980
Total		79,980
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		6,080
Due after one year through five years, amortized cost		252,315
Due after five years through ten years,amortized cost		375,342
Due after ten years, amortized cost		800
Total		634,537
Due in one year or less, fair value		6,085
Due after one year through five years, fair value		254,025
Due after five years through ten years, fair value		380,219
Due after ten years, fair value		813
Total		641,142
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		94,088
Due after one year through five years, amortized cost		820,338
Due after five years through ten years,amortized cost		587,344
Due after ten years, amortized cost		564,464
Total		2,066,234
Due in one year or less, fair value		94,089
Due after one year through five years, fair value		819,848
Due after five years through ten years, fair value		585,922
Due after ten years, fair value		570,169
Total		2,070,028
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		453,235
Due after one year through five years, amortized cost		343,496
Due after five years through ten years,amortized cost		123,123
Due after ten years, amortized cost		2,898
Total		922,752
Due in one year or less, fair value		454,356
Due after one year through five years, fair value		344,474
Due after five years through ten years, fair value		123,244
Due after ten years, fair value		2,898
Total		¥ 924,972

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥4,153 million at September 30, 2020 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥7,551 million at September 30, 2020.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.